Employee Benefit Plans - Schedule of Multiemployer Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plan, Period Contributions	$ 26	$ 24	$ 22
New York Hotel Trades Council & Hotel Association of New York City, Inc. Pension Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Entity Tax Identification Number	131764242
Pension Protection Act Zone Status		Yellow
Multiemployer Plan, Period Contributions	14	13	13
Other plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plan, Period Contributions	$ 12	$ 11	$ 9